CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Warrants	Notes Receivable for Purchase of Common Stock	Accumulated Deficit	Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ (35,484)	$ 366		$ 4,361	$ 345	$ (784)	$ (39,772)
Balance (in shares) at Dec. 31, 2008		1,928,479	4,294,439
Increase (Decrease) in Stockholders' Equity
Net loss	(2,554)						(2,554)
Issuance of shares from exercise of stock options	76			76
Issuance of shares from exercise of stock options (in shares)			80,651
Securities repurchased as a result of litigation settlement	(89)			(89)
Securities repurchased as a result of litigation settlement (in shares)			(53,946)
Preferred stock dividends and accretion	(3,778)						(3,778)
Issuance of stock warrants	1,356				1,356
Reclassification of note receivable	691					691
Stock-based compensation-options	749			749
Balance at Dec. 31, 2009	(39,033)	366		5,097	1,701	(93)	(46,104)
Balance (in shares) at Dec. 31, 2009		1,928,479	4,321,144
Increase (Decrease) in Stockholders' Equity
Net loss	(1,752)						(1,752)
Foreign currency translation adjustment	1							1
Issuance of shares from exercise of stock options	300			300
Issuance of shares from exercise of stock options (in shares)			326,587
Cashless exercise of preferred warrant	(8)			(8)
Preferred stock dividends and accretion	(3,779)						(3,779)
Increase in value of warrants issued	321				321
Stock-based compensation-options	1,928			1,928
Balance at Dec. 31, 2010	(42,022)	366		7,317	2,022	(93)	(51,635)	1
Balance (in shares) at Dec. 31, 2010		1,928,479	4,647,731
Increase (Decrease) in Stockholders' Equity
Net loss	(2,955)						(2,955)
Foreign currency translation adjustment	(42)							(42)
Issuance of shares from exercise of stock options	1,401			1,401
Issuance of shares from exercise of stock options (in shares)			1,000,702
Issuance of shares from exercise of stock warrants	192			192
Issuance of shares from exercise of stock warrants (in shares)			50,196
Cashless exercise of preferred warrant	19			19
Cashless exercise of preferred warrant (in shares)			931,896
Preferred stock dividends and accretion	(2,205)						(2,205)
Issuance of stock warrants	4,534				4,534
Conversion of preferred stock to common stock	63,651	(366)	2	64,015
Conversion of preferred stock to common stock (in shares)		(1,928,479)	19,022,067
Conversion of preferred stock warrants to common stock warrants	4,054				4,054
Issuance of common stock upon initial public offering, net of issuance costs	65,982		1	65,981
Issuance of common stock upon initial public offering, net of issuance costs (in shares)			7,500,000
Stock-based compensation-options	3,980			3,980
Balance at Dec. 31, 2011	$ 96,589		$ 3	$ 142,905	$ 10,610	$ (93)	$ (56,795)	$ (41)
Balance (in shares) at Dec. 31, 2011			33,152,592